INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 7,357	$ 13,994	$ 11,827
Deferred	(1,988)	(6,974)	(7,056)
Domestic	(1,431)	8,093	8,359
Foreign	6,800	(1,073)	(3,588)
Income tax expense	$ 5,369	$ 7,020	$ 4,771